Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 97.00%
Affiliated master portfolios: 36.80%
Allspring Disciplined International Developed Markets Portfolio		$23,921,689
Allspring Disciplined Large Cap Portfolio		79,997,800
Allspring Real Return Portfolio		53,331,934
Allspring Small Company Value Portfolio		2,398,801
		159,650,224
Alternative investment funds: 4.11%
Allspring Alternative Risk Premia Fund Class R6♠	2,087,422	17,847,454
Bond funds: 3.98%
Allspring High Yield Bond Fund Institutional Class♠	5,670,504	17,295,036
Exchange-traded funds: 40.60%
Allspring Broad Market Core Bond ETF♠	1,143,596	28,732,850
Allspring Core Plus ETF♠	818,688	20,446,733
Allspring Income Plus ETF♠	1,458,277	36,872,534
Allspring Special Large Value ETF♠	320,384	9,305,874
iShares Core MSCI EAFE ETF	203,352	19,125,256
iShares Core MSCI Emerging Markets ETF	205,988	14,946,489
iShares Core S&P 500 ETF	23,086	16,045,463
iShares Core U.S. Aggregate Bond ETF	42,064	4,211,868
iShares MSCI Brazil ETF	316,542	11,724,716
iShares MSCI Global Gold Miners ETF	52,558	4,244,584
iShares MSCI South Korea ETF	85,637	10,482,825
		176,139,192
Multi-asset funds: 5.26%
Allspring Diversified Income Builder Fund Class R6♠	3,518,135	22,832,694
Stock funds: 6.25%
Allspring Disciplined Small Cap Fund Class R6♠	336,532	5,310,472
Allspring Emerging Growth Fund Class R6♠†	188,091	2,373,705
Allspring Emerging Markets Equity Fund Class R6♠	277,153	10,359,990
Allspring Large Cap Growth Fund Class R6♠†	101,979	4,519,713
Allspring Premier Large Company Growth Fund Class R6♠†	377,613	4,538,914
		27,102,794
Total investment companies (Cost $342,718,066)		420,867,394
See accompanying notes to portfolio of investments
Spectrum Moderate Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.91%
Investment companies: 0.91%
Allspring Government Money Market Fund Select Class♠∞		3.63%	3,937,199	$3,937,199
Total short-term investments (Cost $3,937,199)				3,937,199
Total investments in securities (Cost $346,655,265)	97.91%			424,804,593
Other assets and liabilities, net	2.09			9,054,906
Total net assets	100.00%			$433,859,499

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
2 | Spectrum Moderate Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$15,600,272	$1,155,083	$(11,245)	$(1,432)	$1,104,776	$17,847,454
Allspring Broad Market Core Bond ETF	12,879,711	15,681,684	(9,993)	(123)	181,571	28,732,850
Allspring Core Plus ETF	11,898,678	8,439,633	(7,931)	(69)	116,422	20,446,733
Allspring Disciplined Small Cap Fund Class R6	6,010,754	207,221	(2,416,096)	236,289	1,272,304	5,310,472
Allspring Diversified Income Builder Fund Class R6	20,040,285	950,167	(322,933)	4,957	2,160,218	22,832,694
Allspring Emerging Growth Fund Class R6†	3,999,020	189,028	(2,283,860)	92,203	377,314	2,373,705
Allspring Emerging Markets Equity Fund Class R6	6,082,832	2,197,915	(429,417)	61,476	2,447,184	10,359,990
Allspring High Yield Bond Fund Institutional Class	26,325,062	1,152,535	(10,800,665)	181,810	436,294	17,295,036
Allspring Income Plus ETF	31,408,120	4,907,151	(21,886)	(45)	579,194	36,872,534
Allspring Large Cap Growth Fund Class R6†	6,063,947	554,976	(2,652,333)	303,405	249,718	4,519,713
Allspring Premier Large Company Growth Fund Class R6†	6,051,217	921,176	(2,762,329)	324,573	4,277	4,538,914
Allspring Special Large Value ETF	0	8,437,505	0	0	868,369	9,305,874
Short-term investments
Allspring Government Money Market Fund Select Class	825,000	57,223,213	(54,111,014)	0	0	3,937,199
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	8,060,715	0	(8,686,509)	1,069,033	(443,239)	0
				$2,272,077	$9,354,402	$184,373,168

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	2,087,422	$1,153,408	$0
Allspring Broad Market Core Bond ETF	1,143,596	912,732	92,151
Allspring Core Plus ETF	818,688	669,814	122,549
Allspring Disciplined Small Cap Fund Class R6	336,532	16,307	190,855
Allspring Diversified Income Builder Fund Class R6	3,518,135	950,167	0
Allspring Emerging Growth Fund Class R6†	188,091	0	188,965
Allspring Emerging Markets Equity Fund Class R6	277,153	202,167	0
Allspring High Yield Bond Fund Institutional Class	5,670,504	1,038,008	0
Allspring Income Plus ETF	1,458,277	1,400,304	130,764
Allspring Large Cap Growth Fund Class R6†	101,979	0	554,976
Allspring Premier Large Company Growth Fund Class R6†	377,613	0	921,176
Allspring Special Large Value ETF	320,384	78,321	0
Short-term investments
Allspring Government Money Market Fund Select Class	3,937,199	267,810	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$6,689,038	$2,201,436

†	Non-income-earning security
See accompanying notes to portfolio of investments
Spectrum Moderate Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.34%	0.00%	$(24,267)	$(774,755)	$0	$129,375	$3,426	$0
Allspring Disciplined International Developed Markets Portfolio	7.85	8.46	1,299,772	3,188,881	380,161	1,191	11,742	23,921,689
Allspring Disciplined Large Cap Portfolio	20.22	23.82	4,047,530	11,379,628	642,978	6,336	34,389	79,997,800
Allspring Real Return Portfolio	15.85	13.72	692,391	6,058,660	168,259	521,956	385,469	53,331,934
Allspring Small Company Value Portfolio	0.67	0.39	188,847	284,947	33,093	12	746	2,398,801
			$6,204,273	$20,137,361	$1,224,491	$658,870	$435,772	$159,650,224
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Volatility Index	527	2-18-2026	$10,267,843	$10,036,610	$0	$(231,233)
OMX Stockholm 30 Index	259	2-20-2026	8,778,279	8,801,493	23,214	0
Australian Dollar Futures	194	3-16-2026	12,912,954	13,525,680	612,726	0
10-Year U.S. Treasury Notes	21	3-20-2026	2,369,447	2,348,391	0	(21,056)
E-Mini NASDAQ 100 Index	25	3-20-2026	12,731,090	12,835,000	103,910	0
E-Mini S&P 500 Index	17	3-20-2026	5,855,431	5,920,888	65,457	0
Euro STOXX 50 Index	186	3-20-2026	13,286,519	13,120,468	0	(166,051)
MSCI Emerging Markets Index	175	3-20-2026	12,287,940	13,307,000	1,019,060	0
2-Year U.S. Treasury Notes	535	3-31-2026	111,616,664	111,543,321	0	(73,343)
5-Year U.S. Treasury Notes	815	3-31-2026	88,941,103	88,777,696	0	(163,407)
Short
British Pound Futures	(254)	3-16-2026	(21,281,340)	(21,743,988)	0	(462,648)
Euro Futures	(117)	3-16-2026	(17,139,017)	(17,393,513)	0	(254,496)
Ultra 10-Year U.S. Treasury Notes	(227)	3-20-2026	(26,012,368)	(25,913,469)	98,899	0
Ultra U.S. Treasury Bond	(182)	3-20-2026	(21,637,695)	(21,373,625)	264,070	0
					$2,187,336	$(1,372,234)
See accompanying notes to portfolio of investments
4 | Spectrum Moderate Growth Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Moderate Growth Fund | 5

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$261,217,170	$0	$0	$261,217,170
Short-term investments
Investment companies	3,937,199	0	0	3,937,199
Investments measured at net asset value*				159,650,224
	265,154,369	0	0	424,804,593
Futures contracts	2,187,336	0	0	2,187,336
Total assets	$267,341,705	$0	$0	$426,991,929
Liabilities
Futures contracts	$1,372,234	$0	$0	$1,372,234
Total liabilities	$1,372,234	$0	$0	$1,372,234

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $159,650,224 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2026, $9,278,735 was segregated as cash collateral for these open futures contracts.
At January 31, 2026, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
6 | Spectrum Moderate Growth Fund